SHARE-BASED COMPENSATION - Plan Awards Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Options, Quantity
Outstanding at the end of the period (in shares)	17,621,841
Options
Options, Quantity
Outstanding at the beginning of the period (in shares)	2,729,928
Granted (in shares)	1,334,000		0
Exercised (in shares)	(462,495)
Outstanding at the end of the period (in shares)	3,601,433	2,729,928
Options, Weighted average exercise price per share
Outstanding at the beginning of the period (in dollars or euros per share)	$ 26.68
Granted (in dollars per share)	40.00
Exercised (in dollars per share)	4.09
Outstanding at the end of the period (in dollars or euros per share)	$ 34.51	$ 26.68
SARs
Options, Quantity
Granted (in shares)	0	0	0
SARs and RSUs, Quantity
Outstanding at the beginning of the period (in shares)	159,210
Exercised (in shares)	(2,100)
Forfeited (in shares)	(866)
Cancelled (in shares)	(1,250)
Outstanding at the end of the period (in shares)	154,994	159,210
SARs, Weighted average exercise price per share
Outstanding at the beginning of the period (in dollars per share)	$ 32.10
Exercised (in dollars per share)	20.99
Forfeited (in dollars per share)	21.00
Cancelled (in dollars per share)	16.95
Outstanding at the end of the period (in dollars per share)	$ 32.44	$ 32.10
RSUs
SARs and RSUs, Quantity
Outstanding at the beginning of the period (in shares)	11,219,107
Granted (in shares)	6,226,234
Exercised (in shares)	(2,758,622)
Forfeited (in shares)	(773,049)
Cancelled (in shares)	(48,256)
Outstanding at the end of the period (in shares)	13,865,414	11,219,107